2020 High Watermark Fund (Second Prospectus Summary) | 2020 High Watermark Fund
2020 High Watermark Fund
INVESTMENT GOALS
The 2020 High Watermark Fund (the "2020 High Watermark Fund" or the "Fund")
seeks capital appreciation to the extent consistent with preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the Protected High Watermark
Value.

On the Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the
Fund, adjusted as a result of dividends, distributions and any extraordinary expenses. This NAV is the Fund's "high watermark value," which is referred to in this Prospectus as the Fund's Protected High Watermark Value. Shareholders must hold their shares until August 31, 2020, the Protected Maturity Date, in order to be entitled to redeem their shares for the Protected High Watermark Value.

The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the
Protected High Watermark Value is backed by a master agreement ("Master
Agreement") between the Trust, on behalf of the Fund, and Prudential Global
Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's
Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent, Prudential Financial, Inc. ("Prudential
Financial").
The Fund seeks high total return as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	2020 High Watermark Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends)	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		2020 High Watermark Fund Class I
Management Fees		0.65%
Distribution and/or Service (12b-1) Fees		none
Master Agreement Fee	[1]	0.35%
Other Expenses		1.12%
Total Annual Fund Operating Expenses Before Expense Reimbursement		1.77%
Fee Waivers and/or Expense Reimbursement	[2]	0.59%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	[3]	1.18%
[1]	This fee is paid to PGF under the Master Agreement and is a component of Other Expenses.
[2]	Any waivers or reimbursements made by SunAmerica Asset Management Corp. are subject to recoupment from the Fund within the following two years, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations set forth in note 3 below.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management Corp. is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.18% for Class I shares. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the Independent Trustees. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
2020 High Watermark Fund Class I	120	375	649	1,432

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
2020 High Watermark Fund Class I	120	375	649	1,432

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
The Fund seeks to generate capital appreciation by dynamically allocating its portfolio exposure to U.S. equity markets (consisting of exchange traded S&P 500
Index futures and options on these futures or options on the index) and to U.S.
fixed income markets (consisting of U.S. government securities, primarily STRIPS and other zero-coupon securities, and money market instruments). Exposures to both markets are managed to minimize the risk of loss of principal and investment gains over the life of the Fund (the Investment Period) and to become generally more conservative (that is, less exposed to equity markets) as the
Fund's Protected Maturity Date approaches. Under normal market conditions, the
Fund will initially seek significant equity exposures and relatively long duration fixed income exposures and will be managed such that, as the Protected
Maturity Date approaches, Fund holdings are increasingly devoted to high-grade, short-term fixed income securities.

The Fund's subadviser, Trajectory Asset Management LLC ("Trajectory" or the
"Adviser"), implements its proprietary strategy through a disciplined quantitative investment approach that seeks to maximize prospects for capital appreciation while attempting to preserve investment gains and controlling investment risk, particularly the risk of a shortfall between the Protected High
Watermark Value and the actual NAV per share of the Fund on its Protected
Maturity Date.

Generally, the Fund should be purchased only by investors who:

• have a long-term investment horizon compatible with the Fund's Protected
Maturity Date,

• seek potential for capital appreciation but place a premium on capital preservation,

• want a professionally managed and diversified portfolio, and

• are not seeking current income through cash dividends.

The Fund is inappropriate as:

• a means of "capturing" a Protected High Watermark Value that exceeds today's
NAV. The protected "yield" that a new investor would earn would generally be inferior to Treasury bonds of like duration. If this were not the case, then the
Early Closure Condition provision in the Master Agreement (as discussed on page
9) would require that the Fund be closed to new investors. This is true even in periods of rising interest rates, when the disparity between current NAV and the
Protected High Watermark Value may be pronounced.

• a short-term investment, despite the Fund's daily liquidity, since interim losses in value are not protected.

• an equity substitute, since the Fund's equity exposure is limited and generally declines over time.

The principal investment strategies and principal investment techniques of the
Fund may be changed without shareholder approval.
PRINCIPAL RISKS OF INVESTING IN THE FUND
There can be no assurance that the Fund's investment goals will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Fund will be able to achieve its investment goals. You could lose money on an investment in the Fund.

The principal risks of an investment in the Fund involve opportunity costs, interim redemption risk (i.e., the risks associated with redemption prior to the
Fund's Protected Maturity Date), and early closure or early termination risk, as well as the risks associated with exposure to the equity and fixed income markets.

Opportunity Costs. Opportunity costs involve the likelihood that the Fund's equity exposure drops to a low level or is eliminated altogether during periods of low interest rates or declining equity markets. This would reduce the Fund's ability to participate in upward equity market movements and, therefore, represents some loss of opportunity compared to a portfolio that is fully invested in equities. In addition, the terms of the Master Agreement prescribe certain investment parameters within which a Fund must be managed during the
Investment Period to preserve the benefit of the Master Agreement. Accordingly, the Master Agreement could limit the Adviser's ability to alter the allocation of Fund assets in response to changing market conditions. The terms of the
Master Agreement could require the Fund to liquidate an equity index futures position when it otherwise would not be in the shareholders' best interests.
Under certain circumstances, the Master Agreement may also require all of the
Fund's assets to be invested in fixed income securities.

Interim Redemption Risk. Investors can realize significant losses if they redeem their shares before the Fund's Protected Maturity Date due to the possibility of a shortfall between the Protected High Watermark Value that investors earn if shares are held to the Fund's Protected Maturity Date and the actual NAV of Fund shares on the date of redemption. This shortfall could be more pronounced in an environment of rising interest rates or a declining stock market.

Early Closure Risk. An Early Closure Condition is a circumstance where the
Adviser allocates all of the Fund's assets to fixed income securities and/or the yield on the fixed income portfolio is insufficient to cover the Fund's operating expenses in which case the Fund will close to new investments. If an
Early Closure Condition occurs in the judgment of the Adviser, the Fund will close to new investments, though a new fund with the same Protected Maturity
Date may be established to accept new contributions.

Early Termination Risk. Under the Master Agreement, if certain low interest rate conditions occur and the Fund is within three years of its initial Protected
Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances, the Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High
Watermark Value. If the Fund was to terminate before the Fund's Protected
Maturity Date (an Early Fund Termination) and the Trust's Board of Trustees
determine to liquidate the Fund, an investor would have to locate an alternative investment for his or her assets until the otherwise scheduled Protected
Maturity Date, which could involve transaction expenses.

Risk of Exposure to Both Equity and Fixed Income Markets. Because the Fund
participates in both the equity and debt markets, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when stocks are out of favor.
PERFORMANCE INFORMATION
The following Risk/Return Bar Chart and Table illustrates the risks of investing in the Fund by showing changes in the Fund's performance from calendar year to calendar year, and compares the Fund's average annual returns, before and after taxes, to those of the Dow Jones Target Maturity 2020 Index, a broad measure of market performance. Sales charges are not reflected in the Bar Chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be obtained by visiting www.sunamericafunds.com or can be obtained by phone at 800-858-8850
x6003.
2020 HIGH WATERMARK FUND (CLASS I)

During the six-year period shown in the Bar Chart, the highest return for a quarter was 12.41% (quarter ended 9/30/11) and the lowest return for a quarter was -7.14% (quarter ended 3/31/08).
Average Annual Total Returns (as of the periods ended December 31, 2011)
Average Annual Total Returns 2020 High Watermark Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
Class I	Return Before Taxes		17.35%	1.21%	3.07%	Feb. 18, 2005
Class I After Taxes on Distributions	Return After Taxes on Distributions		16.39%	(0.03%)	1.63%	Feb. 18, 2005
Class I After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.28%	0.37%	1.90%	Feb. 18, 2005
Dow Jones Target Maturity 2020 Index	Dow Jones Target Maturity 2020 Index		4.62%	3.58%			5.02%	Feb. 18, 2005
[1]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class I. After-tax returns for other classes will vary.